Financial Instruments - Gain (Loss) Reclassified from Accumulated OCI into Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Derivative
Total	$ (6,243)	$ (8,912)	$ (11,196)	$ (13,285)
Depreciation expense [Member]
Derivative
Interest rate swaps	(31)	(29)	(60)	(58)
Interest and finance costs, net [Member]
Derivative
Interest rate swaps	$ (6,212)	$ (8,883)	$ (11,136)	$ (13,227)